Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax provision (benefit):
Federal	$ 1,739	$ 749
State and Local	205	377
Foreign	17	5
Total current expense (benefit):	1,961	1,131
Deferred income tax provision (benefit):
Federal	711	(714)
State and Local	10	(29)
Total deferred expense (benefit):	721	(743)
Total income tax provision (benefit)	$ 2,682	$ 388